Selected Quarterly Data (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information
The following tables present 2014 and 2013 quarterly financial information:

	2014
In millions, except per-share data	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
Net sales	$1,644.0	$1,834.1	$1,758.4	$1,802.5	$7,039.0
Gross profit	564.1	646.3	624.7	627.9	2,463.0
Operating income	182.1	226.4	267.4	176.0	851.9
Net income from continuing operations	125.5	159.2	192.5	129.8	607.0
Income (loss) from discontinued operations, net of tax	(1.3)	2.3	1.6	(9.0)	(6.4)
Loss from sale / impairment of discontinued operations, net of tax	(5.6)	—	(380.1)	—	(385.7)
Net income (loss) attributable to Pentair plc	118.6	161.5	(186.0)	120.8	214.9
Earnings (loss) per ordinary share attributable to Pentair plc (1)
Basic
Continuing operations	$0.64	$0.82	$1.01	$0.71	$3.19
Discontinued operations	(0.04)	0.02	(1.99)	(0.05)	(2.06)
Basic earnings (loss) per ordinary share attributable to Pentair plc	$0.60	$0.84	$(0.98)	$0.66	$1.13
Diluted
Continuing operations	$0.63	$0.81	$1.00	$0.70	$3.14
Discontinued operations	(0.04)	0.01	(1.95)	(0.05)	(2.03)
Diluted earnings (loss) per ordinary share attributable to Pentair plc	$0.59	$0.82	$(0.95)	$0.65	$1.11

	2013
In millions, except per-share data	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
Net sales	$1,663.7	$1,791.7	$1,713.3	$1,831.0	$6,999.7
Gross profit	497.5	627.4	614.7	630.5	2,370.1
Operating income	66.4	204.9	230.0	241.3	742.6
Net income from continuing operations before noncontrolling interest	46.8	139.9	166.4	164.4	517.5
Income (loss) from discontinued operations, net of tax	6.5	15.5	7.8	(3.9)	25.9
Loss from sale / impairment of discontinued operations, net of tax	—	—	—	(0.8)	(0.8)
Net income attributable to Pentair plc	51.7	154.1	172.8	158.2	536.8
Net income from continuing operations attributable to Pentair plc	45.2	138.6	165.0	162.9	511.7
Earnings (loss) per ordinary share attributable to Pentair plc (1)
Basic
Continuing operations	$0.22	$0.69	$0.83	$0.82	$2.54
Discontinued operations	0.03	0.07	0.04	(0.02)	0.13
Basic earnings per ordinary share attributable to Pentair plc	$0.25	$0.76	$0.87	$0.80	$2.67
Diluted
Continuing operations	$0.22	$0.67	$0.81	$0.81	$2.50
Discontinued operations	0.03	0.08	0.04	(0.03)	0.12
Diluted earnings per ordinary share attributable to Pentair plc	$0.25	$0.75	$0.85	$0.78	$2.62

(1)	Amounts may not total to annual earnings because each quarter and year are calculated separately based on basic and diluted weighted-average ordinary shares outstanding during that period.